S000023468 [Member] Expense Example - Sit Global Dividend Growth Fund	Jun. 30, 2026 USD ($)
Sit Global Dividend Growth Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 1,025
Expense Example, with Redemption, 3 Years	3,199
Expense Example, with Redemption, 5 Years	5,549
Expense Example, with Redemption, 10 Years	12,292
Sit Global Dividend Growth Fund - Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	$ 1,518